Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 15,116,531	$ 38,027,509
Accounts receivable, net	308,551	587,078
Prepaid expenses and other current assets	474,029	314,129
Current assets of discontinued operations	1,248,569	1,336,139
Current assets held for sale	5,315,107	7,875,241
Total Current Assets	22,462,787	48,140,096
Property and equipment, net	21,235,384	23,146,977
Intangible assets, net	1,273,030	2,199,858
Goodwill	1,674,281	1,674,281
Other assets	384,357	2,989,208
Long-term assets of discontinued operations		4,171,418
Total Assets	47,029,839	82,321,838
Current Liabilities
Accounts payable	877,134	757,208
Accrued expenses	1,629,218	1,955,878
Deferred revenues	1,486,754	1,384,846
Current	992,690	845,668
Current liabilities of discontinued operations	3,907,368	196,861
Other	63,012	57,242
Total Current Liabilities	8,956,176	5,197,703
Long-Term Liabilities
Long-term debt, net of debt discount and deferred financing costs of $2,868,708 and $3,744,941, respectively	33,003,962	32,101,409
Long-term	932,826	1,285,858
Other	1,591,188	1,774,841
Total Long-Term Liabilities	35,527,976	35,162,108
Total Liabilities	44,484,152	40,359,811
Stockholders' (Deficit) Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 200,000,000 shares authorized; 4,102,577 and 3,340,508 shares issued and outstanding, respectively	3,341	3,333
Additional paid-in-capital	158,761,077	157,694,623
Accumulated deficit	(156,218,731)	(115,735,929)
Total Stockholders' (Deficit) Equity	2,545,687	41,962,027
Total Liabilities and Stockholders' (Deficit) Equity	$ 47,029,839	$ 82,321,838